RECOVERABLE VALUE OF LONG-TERM ASSETS - Reversal or recogization of Impairment loss Generation Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	R$ 640,631	R$ 5,681,018	R$ 5,979,596
Balance at end of the year	16,681,420
UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	8,949,383
Additions	950,960
Balance at end of the year	9,900,353	8,949,383
TPP Santa Cruz
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	16,146,801
Additions	693,560
Balance at end of the year	16,681,419	16,146,801
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	12,200,816
Balance at end of the year	13,823,945	12,200,816
Generation | Cash generating unit
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	12,200,816	8,660,336	3,190,130
Additions	2,375,240	3,902,091	5,612,127
Reversals	(752,111)	(361,609)	(141,921)
Balance at end of the year	13,823,945	12,200,816	8,660,336
Generation | UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		5,922,141	960,544
Additions			4,961,597
Balance at end of the year			5,922,141
Generation | NPP Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	8,949,393	5,922,141
Additions	950,960	3,027,252
Balance at end of the year	9,900,353	8,949,393	5,922,141
Generation | HPP Samuel
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	435,860	417,632
Additions		18,228
Reversals	(127,014)
Balance at end of the year	308,846	435,860	417,632
Generation | HPP Batalha
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	407,703	559,345
Reversals	(22,434)	(151,642)
Balance at end of the year	385,269	407,703	559,345
Generation | Candiota - Phase B
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	356,065	119,939
Additions	10,233	236,126
Balance at end of the year	366,298	356,065	119,939
Generation | Candiota - Phase C
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	362,631
Balance at end of the year	362,631
Generation | Casa Nova I
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	324,869	163,496
Additions	21,456	161,373
Balance at end of the year	346,325	324,869	163,496
Generation | Complexo Elico Pinda
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	123,891
Balance at end of the year	123,891
Generation | Complexo Eolico Pindai II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	54,531
Balance at end of the year	54,531
Generation | Complexo Eolico Pindai III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	25,854
Balance at end of the year	25,854
Generation | TPP Santa Cruz
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	693,560
Balance at end of the year	693,560
Generation | HPP Simplcio
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	342,328	380,220
Reversals	(62,813)	(37,892)
Balance at end of the year	279,515	342,328	380,220
Generation | TPP Camaari
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	303,911	343,765
Reversals	(23,342)	(39,854)
Balance at end of the year	280,569	303,911	343,765
Generation | HPP Serra da Mesa
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	199,184
Additions		199,184
Reversals	(199,184)
Balance at end of the year		199,184
Generation | Elica Hermenegildo III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	145,319	75,598
Additions		69,721	75,598
Reversals	(68,696)
Balance at end of the year	76,623	145,319	75,598
Generation | Elica Hermenegildo II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	143,029	65,815
Additions		77,214	65,815
Reversals	(45,449)
Balance at end of the year	97,580	143,029	65,815
Generation | HPP Passo Sao Joao
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	130,292	118,132
Additions		12,160
Reversals	(57,679)
Balance at end of the year	72,613	130,292	118,132
Generation | Elica Hermenegildo I
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	129,769	56,301
Additions		73,468	56,301
Reversals	(37,020)
Balance at end of the year	92,749	129,769	56,301
Generation | LIVRAMENTO
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	129,869
Balance at end of the year	129,869
Generation | TPP Coaracy Nunes
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	77,551	77,551
Balance at end of the year	77,551	77,551	77,551
Generation | SHP Joao Borges
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	52,530	44,038
Additions		8,492
Reversals	(5,437)
Balance at end of the year	47,093	52,530	44,038
Generation | HPP Sao Domingos
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	44,252	44,703
Reversals	(44,252)	(451)
Balance at end of the year		44,252	44,703
Generation | SHP Rio Chapu
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	41,755	37,279
Additions		4,476
Reversals	(4,691)
Balance at end of the year	37,064	41,755	37,279
Generation | Elica Chu IX
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	37,028	22,631
Additions		14,397
Reversals	(9,869)
Balance at end of the year	27,159	37,028	22,631
Generation | TPP Santana
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	27,840	27,840
Balance at end of the year	27,840	27,840	27,840
Generation | TPP Mau III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		102,191
Additions	2,255
Reversals		(102,191)
Balance at end of the year	2,255		102,191
Generation | Candiota II Fase B
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		119,939	35,412
Additions			84,527
Balance at end of the year			119,939
Generation | Elica Coxilha Seca
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		81,142
Additions			81,142
Balance at end of the year			81,142
Generation | UHE Samuel
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		417,632	340,888
Additions			76,744
Balance at end of the year			417,632
Generation | UHE Batalha
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		559,345	553,622
Additions			5,723
Balance at end of the year			559,345
Generation | UHE Simplicio
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		380,220	440,276
Reversals			(60,056)
Balance at end of the year			380,220
Generation | UTE Camacari
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		343,765	365,709
Reversals			(21,944)
Balance at end of the year			343,765
Generation | UHE Passo Sao Joao
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		118,132	151,311
Reversals			(33,179)
Balance at end of the year			118,132
Generation | UTE Maua
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		102,191
Additions			102,191
Balance at end of the year			102,191
Generation | UTE Aparecida
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		50,508
Additions			50,508
Balance at end of the year			50,508
Generation | Casa Nova
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		163,496	111,515
Additions			51,981
Balance at end of the year			163,496
Generation | Others1
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	52,138	204,111	230,853
Reversals	(44,231)		(26,742)
Balance at end of the year	7,907	52,138	204,111
Generation | Others2
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	R$ 52,138	81,717
Reversals		(29,579)
Balance at end of the year		R$ 52,138	R$ 81,717